Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Thrift Plan for Employees of S&T Bank
EIN: 25-0776600        Plan Number: 002
Schedule H, Line 4(i)-Schedule of Assets
(Held at End of Year)
December 31, 2025

(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment, Including Number of Units or Shares Held		(e) Current Value

Vanguard Treasury Money Market Investor Shares	6,767,841	Shares	$6,767,841
Mutual Funds:
American Funds 2010 Trgt Dt Ret R6	26	Units	310
American Funds 2015 Trgt Dt Ret R6	10,638	Units	137,023
American Funds 2020 Trgt Dt Ret R6	53,434	Units	760,368
American Funds 2025 Trgt Dt Ret R6	94,075	Units	1,520,259
American Funds 2030 Trgt Dt Ret R6	218,052	Units	4,092,832
American Funds 2035 Trgt Dt Ret R6	230,298	Units	4,836,253
American Funds 2040 Trgt Dt Ret R6	159,677	Units	3,694,926
American Funds 2045 Trgt Dt Ret R6	171,694	Units	4,132,674
American Funds 2050 Trgt Dt Ret R6	152,932	Units	3,630,585
American Funds 2055 Trgt Dt Ret R6	47,801	Units	1,440,717
American Funds 2060 Trgt Dt Ret R6	51,026	Units	1,047,058
American Funds 2065 Trgt Dt Ret R6	31,041	Units	626,415
American Funds 2070 Trgt Dt Ret R6	8,368	Units	108,029
American Funds Fundamental Investors Fund R6	135,835	Units	12,487,281
Dimensional DFA Emerging Markets Core Equity	44,055	Units	1,281,108
Dodge & Cox Balanced X	2,089,045	Units	28,202,106
Dodge & Cox Income X	93,536	Units	1,202,876
Dodge & Cox Stock X	80,664	Units	1,338,209
Emerald Growth Institutional	11,364	Units	341,947
Federated Short-Intermediate Total Ret Bond Fund R6	58,041	Units	593,182
Fidelity 500 Index	96,529	Units	22,946,980
Fidelity International Index	83,118	Units	5,053,602
Fidelity Mid Cap Index	374,155	Units	13,817,527
JP Morgan Lg Cap Gr R6	11,885	Units	1,027,346
Macquarie Small Cap Val R6	80,762	Units	5,423,998
PIMCO Total Return Institutional	421,235	Units	$3,732,173
Total Mutual Funds			123,475,784

S&T Bancorp, Inc. Common Stock*	354,390	Shares	$13,945,243

Total assets held at end of year			$144,188,868
*Indicates party-in-interest to the Plan